Goodwill - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007	Dec. 31, 2006
Goodwill [Line Items]
Carrying amount of goodwill	$ 110.2	$ 119.6	$ 131.4
Eurotank Amsterdam B.V. [Member]
Goodwill [Line Items]
Acquisition of shares					100.00%
VTTI Fujairah Terminals Ltd [Member]
Goodwill [Line Items]
Acquisition of shares				90.00%